Pensions and Post Retirement Benefits - Pre-tax Actuarial Gains and (Losses) Recognized (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Gain (loss) on defined benefit pension plans	$ (88.3)	$ (99.1)
Defined benefit pension plans
Disclosure of net defined benefit liability (asset) [line items]
Actuarial net gains on plan assets and change in asset ceiling	17.6	18.8
Actuarial net losses on benefit obligations	(101.5)	(109.9)
Gain (loss) on defined benefit pension plans	(83.9)	(91.1)
Post retirement benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Actuarial net losses on benefit obligations	$ (4.4)	$ (8.0)